Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	50,000,000	50,000,000
Common shares, issued	15,399,185	14,899,185
Common shares, outstanding	15,399,185	14,899,185